Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Schedule of Convertible Notes	Convertible notes consist of the following:
	December 31, 2025	December 31, 2024

YA Notes	$-	$6,574,380
Convertible notes	$-	$6,574,380